                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME




Annual Report 2003
--------------------------------------------------------------------------------
               DELAWARE CASH RESERVE FUND














[Graphic Omitted: Logo]Powered by Research.(SM)

Table
  of contents

Letter to Shareholders                                      1

Portfolio Management Review                                 3

New at Delaware                                             4

Performance Summary                                         5

Financial Statements:

  Statement of Net Assets                                   6

  Statement of Operations                                   8

  Statements of Changes in Net Assets                       9

  Financial Highlights                                     10

  Notes to Financial Statements                            14

Report of Independent Auditors                             16

Board of Trustees/Officers                                 17



    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Delaware Investments
  POWERED BY RESEARCH

At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o  Astute security selection is essential when seeking a performance advantage.

o  Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

Capabilities in all major asset classes
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

o  U.S. growth equity
o  U.S. value equity
o  U.S. fixed income
o  International and global
o  U.S. structured-approach equity products

The Independent Research Advantage
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

o The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

o The research leads to a truly distinct managerial approach - rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A Commitment to Our Investors
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

Experience
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

Performance
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, incorporating risk assessment in their processes and avoiding those strategies aimed at short-term gains or generally associated with volatility.

Service
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

Letter                                                Delaware Cash Reserve Fund
  TO SHAREHOLDERS                                     April 10, 2003


Recap of Events
Looking back at the last 12 months, investors were again faced with adverse economic and market conditions, with little insight as to when a stock market bottom might occur. Mixed economic data and apprehensions about a looming war served as a challenge to stock investors and kept hopes of a strong economic recovery muted.

Unemployment rates continued to rise during the year, but the U.S. gross domestic product (GDP), which is the sum of all domestically produced goods and services for the year, still managed to grow at a +2.4% inflation-adjusted rate during 2002. Economic growth, as measured by GDP, was largely fueled by home mortgage refinancing and the strength of the consumer. Home sales continued to climb as buyers took advantage of low mortgage rates and took out home equity loans. Consumer spending fuels 70 percent of GDP, which suggests consumers continued to purchase goods during the year despite the market conditions.

Perhaps the most important aspect of the past 12 months started just before the end of the Fund's fiscal year. The U.S. and their allies began their much expected invasion of Iraq. The months leading up to the war were filled with uncertainty for investors, as United Nations weapon inspectors entered Iraq and the movement of U.S. troops overseas suggested a conflict was inevitable.

Delaware Cash Reserve Fund is greatly influenced by interest rates, which remained low in the uncertain economic environment. Already at its lowest level since 1961, the fed funds rate was adjusted only once during the 12-month period, when it was reduced by one half of one percent to 1.25% at the November 2002 Federal Reserve Board meeting. This rate cut continued a trend downward, although rates were left unchanged at the Fed's most recent meeting in March.

Market Outlook
The war in Iraq is already winding down as of this writing. Cases can be made on both sides of the issue as to whether war spending will spark an economic boost. However, we believe a wait-and-see attitude is a more disciplined approach as the U.S. transitions from its war footing. We do expect that investors will continue to seek the relative safety of bonds as compared to stocks and will remain cautious with their cash positions as the year progresses.

We believe the Fed will keep interest rates unchanged for the time being. As the Fed closely monitors the economy, its ability for a surprise interest rate cut is not out of the question. If economic weakness persists beyond a resolution in Iraq, or if the expectations of the U.S.-led war are hindered, we may witness an unscheduled rate cut.

Total Return For the period ended March 31, 2003 One Year Delaware Cash Reserve Fund -- Class A Shares +0.92% Lipper Money Market Funds Average (907 funds) +0.33%
--------------------------------------------------------------------------------
All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes and a description of the Lipper index can be found on page 5. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.

The question of whether additional economic stimulus is needed remains uncertain. President Bush's tax proposal is receiving opposition from those who believe it might not be necessary as an economic stimulus. As we head into summer, investors are likely to follow any new tax legislation closely.

Thank you for your continued commitment to Delaware Investments.

Sincerely,

Jude T. Driscoll
----------------
Jude T. Driscoll
President and Chief Executive Officer,
Delaware Management Holdings, Inc.

David K. Downes
----------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                             Delaware Cash Reserve Fund
  MANAGEMENT REVIEW                                   April 10, 2003




Fund Manager
Cynthia Isom
Portfolio Manager

The Fund's Results
The recent trend of investors flocking toward fixed-income securities continued during the fiscal year, as equities once again proved volatile. Most stock-heavy portfolios have taken hefty losses in recent years and the importance of portfolio diversification was a hard lesson that has been learned by many investors.

Fixed-income securities offer investors opportunities for both capital appreciation and income. During the period, investors were often attracted to other fixed-income vehicles that offer higher yields than those in your fund, although those higher-yielding vehicles do not offer the low-risk profile of a money market fund. Funds like Delaware Cash Reserve Fund attempt to preserve the net asset value of your investment at $1 per share and maintain liquidity, which can be attractive during times of market uncertainty.

Delaware Cash Reserve Fund returned +0.92% (Class A shares at net asset value with dividends reinvested) for the fiscal year ended March 31, 2003. The average money market fund returned +0.33% for the same period, according to the 907-fund Lipper Money Market Funds Average. Delaware Cash Reserve Fund's seven-day yield as of this report was 0.84% (Class A shares). By comparison, the 3-month Treasury bill was yielding 1.15% as of March 31, 2003 (Source: Bloomberg).

Portfolio Highlights
The U.S. Federal Reserve has been careful in its attempts to boost the economy. By altering the fed funds rate only once during our fiscal year, the Fed was standing by its previous rate cuts as a direct effort to spark some type of a recovery. Interest rates play a vital role in the Fund's performance, and low rates continued to have an adverse affect upon the Fund during the year.

Short-term borrowing by corporations to help finance capital spending and inventories has been reduced by the effects of a slow-growing economy. Commercial paper, which is issued by companies to raise cash and assist with the costs of their daily expenses, composes a majority of the Fund's holdings -- 91.40% of net assets as of March 31, 2003. Low interest rates have caused the amount of commercial paper outstanding to drop over the past two years. In 2002, the amount of outstanding commercial paper dropped 3.28% (Source: Bloomberg).

Outlook
With combat in Iraq winding down, we think investors will slowly re-focus on domestic issues concerning the economy. Economic indicators point toward a modest recovery, although GDP rose for five consecutive quarters as of December 31, 2002.

Consumers are generally continuing to spend, adding necessary fuel to the economy. Our hope is that U.S. businesses will also see reason to increase their capital spending in the months ahead, adding another layer of strength to the economy and in turn boosting investor confidence. We believe money market funds, like Delaware Cash Reserve Fund, are well positioned to provide investors with a source of income and offer a level of downside protection compared to other investment vehicles going forward.

Sector Allocation
As of March 31, 2003

Commercial Paper                   91.40%
Floating Rate Notes                 4.01%
Certificates of Deposit             3.21%
Other                               1.38%

--------------------------------------------------------------------------------
Potential Benefits of Delaware Cash Reserve Fund
--------------------------------------------------------------------------------

Delaware Cash Reserve Fund is a money market mutual fund that invests in short-term obligations from credit-worthy corporations and/or from state governments or the federal government. The Fund offers several potentially compelling advantages:

o Relative Safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges -- You have the ability to write checks against your account;*

o Current income -- The Fund seeks stability of your principal and also a yield above the inflation rate;

o Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Cash Reserve Fund.

Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Cash Reserve Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Cash Reserve Fund. Find out how we can help shape your future today.


 * For investors of Class A shares.

   When exchanging money from Delaware Cash Reserve Fund to another fund, you may incur a sales charge. For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.
--------------------------------------------------------------------------------


New
  AT DELAWARE

--------------------------------------------------------------------------------
Simplify your life.
        MANAGE YOUR INVESTMENTS              [Graphic omitted: edelivery logo]
                         ONLINE!



Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and the highest level of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday to assist with any questions.
--------------------------------------------------------------------------------

Delaware
  CASH RESERVE FUND

Fund Basics
As of March 31, 2003

-----------------------------------------
Fund Objective:
The Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.

-----------------------------------------
Total Fund Net Assets:
$622.95 million

-----------------------------------------
Number of Holdings:
56

-----------------------------------------
Fund Start Date:
June 30, 1978

-----------------------------------------
Your Fund Manager:
Cynthia Isom holds a bachelor's degree
from Vassar College. After eight years in the securities business, she joined
Delaware Investments in 1985 as a trader of money market, high-grade, and Treasury securities.

-----------------------------------------
Nasdaq Symbol:
Class A DCRXX

-----------------------------------------
CUSIP Numbers:
Consultant Class    245910-20-3
Class B             245910-30-2
Class C             245910-40-1

Fund Performance
Average Annual Total Returns/Yields
Through March 31, 2003                                                               7-Day Yield
                                    Lifetime    10 Years    Five Years    One Year       3/31/03
------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)              +6.85%       +3.93%       +3.70%       +0.92%         0.84%
------------------------------------------------------------------------------------------------
Consultant Class
   (Est. 6/30/78)                   +6.68%       +3.67%       +3.44%       +0.67%         0.59%
------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge              +3.12%                    +2.72%       +0.16%         0.09%
Including Sales Charge              +3.12%                    +2.36%       -4.84%
------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge              +3.03%                    +2.72%       +0.16%         0.09%
Including Sales Charge              +3.03%                    +2.72%       -0.84%
------------------------------------------------------------------------------------------------

All performance reflects reinvestment of all dividends. An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past performance is not a guarantee of future results.

Class A shares are available without sales charges or any 12b-1 fees.

Consultant Class shares were first made available on March 10, 1988 and are available without a sales charge. Consultant Class performance prior to March 10, 1988 for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1%.

An expense limitation was in effect for all classes of Delaware Cash Reserve Fund during the one-year period shown beginning November 7, 2002. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

Performance of a $10,000 Investment
March 31, 1993 through March 31, 2003

              Delaware Cash           Lipper Money          U.S.
            Reserve - Class A         Market Funds        Consumer
                 Shares                 Average          Price Index
            -----------------         ------------       -----------
3/31/93         $10,000                 $10,000            $10,000
3/31/94         $10,229                 $10,200            $10,251
3/31/95         $10,640                 $10,583            $10,543
3/31/96         $11,172                 $11,075            $10,842
3/31/97         $11,689                 $11,540            $11,142
3/31/98         $12,247                 $12,049            $11,295
3/31/99         $12,807                 $12,546            $11,490
3/31/00         $13,403                 $13,069            $11,922
3/31/01         $14,176                 $13,737            $12,270
3/31/02         $14,556                 $13,985            $12,452
3/31/03         $14,690                 $14,031            $12,828

Chart assumes $10,000 invested on March 31, 1993 and includes the reinvestment of all dividends. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. To better compare performance of the Fund, the Lipper Money Market Funds Average will replace the U.S. Consumer Price Index in this chart going forward. The Lipper Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. Past performance is not a guarantee of future results.
                                        5

Statement                                   Delaware Cash Reserve Fund
  OF NET ASSETS                             March 31, 2003

                                            Principal         Market
                                              Amount           Value
----------------------------------------------------------------------
Commercial Paper - 91.40%
----------------------------------------------------------------------
Financial Services - 66.18%
   Aegon Funding
     1.23% 6/20/03                       $  5,000,000     $  4,986,333
     1.26% 5/23/03                         10,000,000        9,981,800
   Allianz Finance Corporation
     1.26% 5/29/03                          8,000,000        7,983,760
     1.27% 5/23/03                         10,000,000        9,981,656
   Amstel Funding Corporation
     1.20% 5/13/03                          5,000,000        4,993,000
     1.28% 5/5/03                          15,000,000       14,981,914
   Aquinas Funding LLC 1.40% 4/1/03        25,000,000       25,000,000
   Barton Capital Corporation
     1.23% 4/2/03                           5,479,000        5,478,813
     1.24% 4/4/03                          10,000,000        9,998,967
   Beta Finance Inc. 1.26% 4/14/03          9,000,000        8,995,905
   CBA (Delaware) Finance 1.25% 5/1/03     10,000,000        9,989,583
   Ciesco LP 1.26% 4/11/03                 10,000,000        9,996,500
   Corporate Asset Funding Company
     1.24% 4/11/03                         10,000,000        9,996,556
   Danske Corporation
     1.25% 4/10/03                          9,450,000        9,447,047
     1.28% 4/7/03                          10,000,000        9,997,867
   Eiffel Funding LLC
     1.263% 5/5/03                         10,000,000        9,988,194
     1.40% 4/1/03                          15,000,000       15,000,000
   Fortis Funding LLC 1.26% 4/22/03        10,000,000        9,992,650
   Fountain Square Commercial
     Funding Corporation
     1.25% 4/17/03                          5,000,000        4,997,222
     1.35% 4/1/03                          15,000,000       15,000,000
   General Electric Capital Corporation
     1.26% 4/25/03                          6,500,000        6,494,540
   Massmutual Funding LLC
     1.28% 4/2/03                          15,000,000       14,999,467
   Metlife Funding Inc. 1.24% 5/7/03       14,702,000       14,683,770
   Sheffield Receivables
     1.25% 4/4/03                          10,000,000        9,998,958
     1.26% 4/7/03                          10,000,000        9,997,900
   Sigma Finance Inc.
     1.24% 5/22/03                         10,000,000        9,982,433
     1.38% 4/1/03                          15,000,000       15,000,000
   Standard Life Funding 1.26% 5/13/03     10,000,000        9,985,300
   Steamboat Funding Corporation
     1.25% 5/7/03                          10,000,000        9,987,500
   Stellar Funding Group
     1.25% 4/22/03                         10,000,000        9,992,708
     1.27% 4/28/03                         10,450,000       10,440,046
   Swiss RE Financial Products
     1.264% 4/24/03                        15,416,000       15,403,556
   Tasmania Public Finance
     1.22% 4/4/03                          10,000,000        9,998,983
   Three Pillars Funding 1.25% 4/10/03     10,000,000        9,996,875
   UBS Finance LLC 1.39% 4/1/03            25,000,000       25,000,000
   Verizon Network Funding
     1.25% 4/17/03                         13,500,000       13,492,500

                                            Principal         Market
                                              Amount           Value
----------------------------------------------------------------------
Commercial Paper (continued)
----------------------------------------------------------------------
Financial Services (continued)
   Wal-Mart Funding Corporation
      1.25% 4/22/03                      $  10,000,00     $  9,992,708
                                                          ------------
                                                           412,235,011
                                                          ------------
Industrial - 13.00%
   Archer Daniels Midland
      1.26% 4/29/03                        12,500,000       12,487,750
   BMW US Capital Corporation
      1.38% 4/1/03                         13,000,000       13,000,000
   Gannet Company 1.25% 4/11/03            10,500,000       10,496,354
   Total Fina Elf Capital 1.36% 4/1/03     25,000,000       25,000,000
   Volkswagen of America
      1.25% 4/22/03                        10,000,000        9,992,708
   Washington Post Company
      1.26% 4/15/03                        10,000,000        9,995,100
                                                          ------------
                                                            80,971,912
                                                          ------------
Mortgage Bankers & Brokers - 9.01%
   Credit Suisse First Boston
      1.25% 4/21/03                        10,000,000        9,993,056
   Deutsche Bank Financial LLC
      1.38% 4/1/03                          6,510,000        6,510,000
   HBOS Treasury Services PLC
      1.26% 5/6/03                         10,000,000        9,987,750
   Morgan Stanley 1.24% 5/12/03            10,000,000        9,985,878
   NBNZ International Ltd. 1.26% 5/9/03     9,700,000        9,687,099
   Nordea North America Inc.
      1.27% 4/24/03                        10,000,000        9,991,886
                                                          ------------
                                                            56,155,669
                                                          ------------
Other - 3.21%
   Swedish National Housing Finance
      1.26% 5/5/03                         10,000,000        9,988,100
   University of California 1.28% 5/5/03   10,000,000        9,987,911
                                                          ------------
                                                            19,976,011
                                                          ------------
Total Commercial Paper
   (cost $569,338,603)                                     569,338,603
                                                          ------------
----------------------------------------------------------------------
Certificates of Deposit - 3.21%
----------------------------------------------------------------------
   National City Bank 1.27% 5/5/03         10,000,000       10,000,000
   Wells Fargo Bank 1.26% 4/8/03           10,000,000       10,000,000
                                                          ------------
Total Certificates of Deposit
   (cost $20,000,000)                                       20,000,000
                                                          ------------
----------------------------------------------------------------------
*Floating Rate Notes - 4.01%
----------------------------------------------------------------------
   American Honda Finance
      1.35% 7/11/03                        10,000,000       10,000,000
   Credit Suisse First Boston
      1.345% 10/9/03                        5,000,000        5,000,000
   Morgan Stanley 1.36% 7/28/03            10,000,000       10,000,000
                                                          ------------
Total Floating Rate Notes
   (cost $25,000,000)                                       25,000,000
                                                          ------------

Statement                                             Delaware Cash Reserve Fund
  OF NET ASSETS (CONTINUED)



----------------------------------------------------------------------
Total Market Value of Securities - 98.62%
   (cost $614,338,603)**                                  $614,338,603
Receivables and Other Assets
   Net of Liabilities - 1.38%                                8,609,810
                                                          ------------
Net Assets Applicable to 623,315,723
   Shares Outstanding - 100.00%                           $622,948,413
                                                          ============

Net Asset Value - Delaware Cash Reserve
   Fund Class A ($538,469,522 / 538,783,350 Shares)            $  1.00
                                                               -------
Net Asset Value - Delaware Cash Reserve
   Fund Class B ($37,025,217 / 37,049,150 Shares)              $  1.00
                                                               -------
Net Asset Value - Delaware Cash Reserve
   Fund Class C ($10,424,091 / 10,430,399 Shares)              $  1.00
                                                               -------
Net Asset Value - Delaware Cash Reserve
   Fund Consultant Class
   ($37,029,583 / 37,052,824 Shares)                           $  1.00
                                                               -------

Components of Net Assets at March 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                     $623,315,723
Accumulated net realized loss on investments                  (367,310)
                                                          ------------
Total net assets                                          $622,948,413
                                                          ============

   * Floating Rate Notes - the interest rate shown is the rate as of March 31, 2003 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

  ** Also the cost for federal income tax purposes.

See accompanying notes

Statement                                             Delaware Cash Reserve Fund
  OF OPERATIONS                                       Year Ended March 31, 2003

Investment Income:
   Interest                                                                                    $ 10,358,832
                                                                                               ------------

Expenses:
   Management fees                                                           $  2,727,046
   Dividend disbursing and transfer agent fees and expenses                     2,588,998
   Distribution expenses -- Class B                                               342,344
   Distribution expenses -- Class C                                                93,432
   Distribution expenses -- Consultant Class                                      102,423
   Accounting and administration expenses                                         277,980
   Reports and statements to shareholders                                         239,371
   Registration fees                                                               85,140
   Trustees' fees                                                                  34,215
   Professional fees                                                               33,333
   Custodian fees                                                                  10,000
   Other                                                                          161,175
                                                                             ------------
                                                                                                  6,695,457
   Less expenses absorbed or waived                                                              (1,436,685)
   Less waived distribution expenses -- Class B                                                     (85,568)
   Less waived distribution expenses -- Class C                                                     (23,310)
   Less expenses paid indirectly                                                                    (14,852)
                                                                                               ------------
   Total expenses                                                                                 5,135,042
                                                                                               ------------
Net Investment Income                                                                             5,223,790
                                                                                               ------------

Net Realized Loss on Investments:
   Net realized loss on investments                                                                (367,310)
                                                                                               ------------

Net Increase in Net Assets Resulting from Operations                                           $  4,856,480
                                                                                               ============

See accompanying notes

Statements                                            Delaware Cash Reserve Fund
  OF CHANGES IN NET ASSETS


                                                                                              Year Ended
                                                                                   3/31/03                   3/31/02
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                       $    5,223,790             $  15,041,479
   Net realized loss on investments                                                  (367,310)                       --
                                                                               --------------             -------------
   Net increase in net assets resulting from operations                             4,856,480                15,041,479
                                                                               --------------             -------------

Dividends to Shareholders from:
   Net investment income:
     Class A                                                                       (4,883,075)              (13,677,892)
     Class B                                                                          (53,729)                 (443,590)
     Class C                                                                          (14,854)                 (106,547)
     Consultant Class                                                                (272,132)                 (813,450)
                                                                               --------------             -------------

                                                                                   (5,223,790)              (15,041,479)
                                                                               --------------             -------------
Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                      604,018,602               596,169,718
     Class B                                                                       44,635,175                29,575,887
     Class C                                                                       13,331,678                15,490,341
     Consultant Class                                                              42,344,790                34,551,700

   Net asset value of shares issued upon reinvestment of dividends:
     Class A                                                                        4,765,752                13,653,576
     Class B                                                                           46,346                   402,235
     Class C                                                                           13,766                   100,459
     Consultant Class                                                                 270,255                   820,695
                                                                               --------------             -------------
                                                                                  709,426,364               690,764,611
                                                                               --------------             -------------
   Cost of shares repurchased:
     Class A                                                                     (595,032,593)             (632,797,577)
     Class B                                                                      (33,375,974)              (36,501,221)
     Class C                                                                       (9,999,346)              (15,399,935)
     Consultant Class                                                             (40,176,626)              (37,540,655)
                                                                               --------------             -------------

                                                                                 (678,584,539)             (722,239,388)
                                                                               --------------             -------------
Increase (decrease) in net assets derived from capital share transactions          30,841,825               (31,474,777)
                                                                               --------------             -------------
Net Increase (Decrease) in Net Assets                                              30,474,515               (31,474,777)

Net Assets:
   Beginning of year                                                              592,473,898               623,948,675
                                                                               --------------             -------------
   End of year                                                                 $  622,948,413             $ 592,473,898
                                                                               ==============             =============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class A
----------------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended
                                                                      3/31/03     3/31/02    3/31/01     3/31/00     3/31/99
Net asset value, beginning of period                                   $1.000      $1.000     $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                                   0.009       0.026      0.056       0.046       0.045
                                                                       ------      ------     ------      ------      ------
Total from investment operations                                        0.009       0.026      0.056       0.046       0.045
                                                                       ------      ------     ------      ------      ------

Less dividends from:
Net investment income                                                  (0.009)     (0.026)    (0.056)     (0.046)     (0.045)
                                                                       ------      ------     ------      ------      ------
Total dividends                                                        (0.009)     (0.026)    (0.056)     (0.046)     (0.045)
                                                                       ------      ------     ------      ------      ------

Net asset value, end of period                                         $1.000      $1.000     $1.000      $1.000      $1.000
                                                                       ======      ======     ======      ======      ======

Total return(1)                                                         0.92%       2.59%      5.75%       4.69%       4.61%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $538,469    $525,032   $548,006    $566,193    $588,249
Ratio of expenses to average net assets                                 0.76%       0.92%      0.84%       0.91%       0.90%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly              0.99%       0.92%      0.84%       0.91%       0.90%
Ratio of net investment income to average net assets                    0.91%       2.56%      5.60%       4.59%       4.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly              0.68%       2.56%      5.60%       4.59%       4.51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended
                                                                      3/31/03     3/31/02    3/31/01     3/31/00     3/31/99

Net asset value, beginning of period                                   $1.000      $1.000     $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                                   0.002       0.016      0.046       0.036       0.035
                                                                       ------      ------     ------      ------      ------
Total from investment operations                                        0.002       0.016      0.046       0.036       0.035
                                                                       ------      ------     ------      ------      ------

Less dividends from:
Net investment income                                                  (0.002)     (0.016)    (0.046)     (0.036)     (0.035)
                                                                       ------      ------     ------      ------      ------
Total dividends                                                        (0.002)     (0.016)    (0.046)     (0.036)     (0.035)
                                                                       ------      ------     ------      ------      ------

Net asset value, end of period                                         $1.000      $1.000     $1.000      $1.000      $1.000
                                                                       ======      ======     ======      ======      ======

Total return(1)                                                         0.16%       1.57%      4.71%       3.65%       3.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $ 37,025    $ 25,744   $ 32,267    $ 23,349    $ 19,908
Ratio of expenses to average net assets                                 1.51%       1.92%      1.84%       1.91%       1.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly             1.99%       1.92%      1.84%       1.91%       1.90%
Ratio of net investment income to average net assets                    0.16%       1.56%      4.60%       3.59%       3.51%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly            (0.32%)      1.56%      4.60%       3.59%       3.51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended
                                                                      3/31/03     3/31/02    3/31/01     3/31/00     3/31/99

Net asset value, beginning of period                                   $1.000      $1.000     $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                                   0.002       0.016      0.046       0.036       0.035
                                                                       ------      ------     ------      ------      ------
Total from investment operations                                        0.002       0.016      0.046       0.036       0.035
                                                                       ------      ------     ------      ------      ------

Less dividends from:
Net investment income                                                  (0.002)     (0.016)    (0.046)     (0.036)     (0.035)
                                                                       ------      ------     ------      ------      ------
Total dividends                                                        (0.002)     (0.016)    (0.046)     (0.036)     (0.035)
                                                                       ------      ------     ------      ------      ------

Net asset value, end of period                                         $1.000      $1.000     $1.000      $1.000      $1.000
                                                                       ======      ======     ======      ======      ======

Total return(1)                                                         0.16%       1.57%      4.71%       3.65%       3.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $10,424     $ 7,084    $ 6,893     $ 7,760     $11,134
Ratio of expenses to average net assets                                 1.51%       1.92%      1.84%       1.91%       1.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly             1.99%       1.92%      1.84%       1.91%       1.90%
Ratio of net investment income to average net assets                    0.16%       1.56%      4.60%       3.59%       3.51%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly            (0.32%)      1.56%      4.60%       3.59%       3.51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Cash Reserve Fund Consultant Class
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                      3/31/03     3/31/02    3/31/01     3/31/00     3/31/99

Net asset value, beginning of period                                   $1.000      $1.000     $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                                   0.007       0.023      0.054       0.043       0.043
                                                                       ------      ------     ------      ------      ------
Total from investment operations                                        0.007       0.023      0.054       0.043       0.043
                                                                       ------      ------     ------      ------      ------

Less dividends from:
Net investment income                                                  (0.007)     (0.023)    (0.054)     (0.043)     (0.043)
                                                                       ------      ------     ------      ------      ------
Total dividends                                                        (0.007)     (0.023)    (0.054)     (0.043)     (0.043)
                                                                       ------      ------     ------      ------      ------

Net asset value, end of period                                         $1.000      $1.000     $1.000      $1.000      $1.000
                                                                       ======      ======     ======      ======      ======

Total return(1)                                                         0.67%       2.34%      5.49%       4.43%       4.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $ 37,030    $ 34,614   $ 36,783    $ 32,648    $ 42,732
Ratio of expenses to average net assets                                 1.01%       1.17%      1.09%       1.16%       1.15%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly             1.24%       1.17%      1.09%       1.16%       1.15%
Ratio of net investment income to average net assets                    0.66%       2.31%      5.35%       4.34%       4.26%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly             0.43%       2.31%      5.35%       4.34%       4.26%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes                                                Delaware Cash Reserve Fund
  TO FINANCIAL STATEMENTS                            March 31, 2003


Delaware Group Cash Reserve (the "Trust") is organized as a Delaware business trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $14,852 for the year ended March 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended March 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective November 7, 2002, DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.45% of average daily net assets of the Fund.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Class A shares. The Board of Trustees has set the fee at an annual rate of 0.25% of the Consultant Class shares' average daily net assets. Effective April 1, 2002, DDLP has elected to waive its fees in order to prevent distribution fees of Class B and Class C shares from exceeding 0.75% of average daily net asset.

At March 31, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:
     Investment management fee receivable from DMC           $143,317

     Dividend disbursing, transfer agent fees,
       accounting and other expenses payable to DSC          (136,233)

     Other expenses payable to DMC and affiliates             (18,322)

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                                 Delaware Cash Reserve Fund
  TO FINANCIAL STATEMENTS (CONTINUED)



3. Dividend and Distribution Information
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends paid during the years ended March 31, 2003 and 2002 were as follows:

                                              Year Ended
                                        3/31/03       3/31/02
                                    -------------- --------------
  Ordinary income                       $5,223,790    $15,041,479

As of March 31, 2003, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                   $623,315,723
  Capital loss carryforwards                          (367,310)
                                                  ------------
  Net assets                                      $622,948,413
                                                  ------------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $367,310 in 2011.

4. Capital Shares
Transactions in capital shares were as follows:

                                                    Year Ended
                                              3/31/03        3/31/02
Shares sold:
  Class A                                 604,018,602    596,169,718
  Class B                                  44,635,175     29,575,887
  Class C                                  13,331,678     15,490,341
  Consultant Class                         42,344,790     34,551,700

Shares issued upon
  reinvestment of dividends:
  Class A                                   4,765,752     13,653,576
  Class B                                      46,346        402,235
  Class C                                      13,766        100,459
  Consultant Class                            270,255        820,695
                                          -----------    -----------
                                          709,426,364    690,764,611
                                          -----------    -----------
Shares repurchased:
  Class A                                (595,032,593)  (632,797,577)
  Class B                                 (33,375,974)   (36,501,221)
  Class C                                  (9,999,346)   (15,399,935)
  Consultant Class                        (40,176,626)   (37,540,655)
                                          -----------    -----------
                                         (678,584,539)  (722,239,388)
                                          -----------    -----------
Net increase (decrease)                    30,841,825    (31,474,777)
                                          ===========    ===========

For the years ended March 31, 2003 and 2002, 142,819 Class B shares were converted to 142,819 Consultant Class shares valued at $142,819 and 33,002 Class B shares were converted to 33,002 Consultant Class shares valued at $33,002, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statement of Changes in Net Assets.

5. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2003, the Fund designates distributions paid during the year as follows:

                                       (A)
                                    Ordinary
                                     Income
                                  Distributions
                                   (Tax Basis)
                                   -----------
                                      100%

(A) is based on a percentage of the Fund's total distribution.

Report
  OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve -- Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the "Fund") as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Cash Reserve Fund at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania
May 9, 2003

Delaware Investments Family of Funds
  BOARD OF DIRECTORS/TRUSTEES AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Officers and certain background and related information.

                                                                       Principal              Number of               Other
          Name,               Position(s)                            Occupation(s)        Portfolios in Fund      Directorships
         Address               Held with        Length of Time           During            Complex Overseen          Held by
      and Birthdate             Fund(s)             Served            Past 5 Years            by Trustee             Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

     David K. Downes(2)        President,         10 Years -         Mr. Downes has              107           Director/President -
    2005 Market Street      Chief Executive    Executive Officer   served in various                             Lincoln National
     Philadelphia, PA           Officer,                          executive capacities                             Convertible
          19103             Chief Financial    4 Years - Trustee   at different times                               Securities
                          Officer and Trustee                         at Delaware                                   Fund, Inc.
      January 8, 1940                                                Investments(1)
                                                                                                               Director/President -
                                                                                                                 Lincoln National
                                                                                                                Income Fund, Inc.

Independent Trustees

     Walter P. Babich           Trustee            15 Years         Board Chairman -             107                   None
    2005 Market Street                                            Citadel Construction
     Philadelphia, PA                                                 Corporation
          19103                                                     (1989 - Present)

     October 1, 1927

      John H. Durham            Trustee            24 Years(3)      Private Investor             107                Trustee -
    2005 Market Street                                                                                          Abington Memorial
     Philadelphia, PA                                                                                                Hospital
          19103

      August 7, 1937                                                                                           President/Director -
                                                                                                                22 WR Corporation

       John A. Fry              Trustee             2 Years           President -                89(4)                 None
    2005 Market Street                                            Franklin & Marshall
     Philadelphia, PA                                                   College
          19103                                                  (June 2002 - Present)

       May 28, 1960                                                  Executive Vice
                                                                      President -
                                                                     University of
                                                                      Pennsylvania
                                                                   (April 1995 - June
                                                                         2002)

     Anthony D. Knerr           Trustee            10 Years         Founder/Managing             107                   None
    2005 Market Street                                                 Director -
     Philadelphia, PA                                               Anthony Knerr &
          19103                                                        Associates
                                                                 (Strategic Consulting)
     December 7, 1938                                               (1990 - Present)



                                                                       Principal              Number of               Other
          Name,               Position(s)                            Occupation(s)        Portfolios in Fund      Directorships
         Address               Held with       Length of Time           During             Complex Overseen          Held by
      and Birthdate             Fund(s)            Served            Past 5 Years         by Trustee/Officer     Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
       Ann R. Leven             Trustee           14 Years      Treasurer/Chief Fiscal           107                Director -
    2005 Market Street                                                 Officer -                               Recoton Corporation
     Philadelphia, PA                                           National Gallery of Art
          19103                                                      (1994 - 1999)
                                                                                                                    Director -
                                                                                                                  Systemax, Inc.
     November 1, 1940
                                                                                                                 Director - Andy
                                                                                                                Warhol Foundation

    Thomas F. Madison           Trustee            9 Years          President/Chief              107            Director - Valmont
    2005 Market Street                                            Executive Officer -                            Industries, Inc.
     Philadelphia, PA                                             MLM Partners, Inc.
          19103                                                     (Small Business                                 Director -
                                                                       Investing                                CenterPoint Energy
                                                                    and Consulting)
    February 25, 1936                                               (January 1993 -                             Director - Digital
                                                                       Present)                                     River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

     Janet L. Yeomans           Trustee            4 Years      Vice President/Mergers           107                   None
    2005 Market Street                                             & Acquisitions -
     Philadelphia, PA                                               3M Corporation
          19103                                                    (January 2003 -
                                                                       Present)

      July 31, 1948                                              Ms. Yeomans has held
                                                                  various management
                                                                    positions at 3M
                                                                      Corporation
                                                                      since 1983.

Officers

     Jude T. Driscoll       Executive Vice         2 Years        President and Chief            107                   None
    2005 Market Street       President and                         Executive Officer
     Philadelphia, PA           Head of                               of Delaware
          19103              Fixed-Income                            Investments(1)
                                                                (January 2003 - Present)

                                                                    Executive Vice
                                                                     President and
                                                                Head of Fixed-Income of
                                                                  Delaware Investment
                                                                       Advisers,
                                                                 a series of Delaware
                                                               Management Business Trust
                                                              (August 2000 - January 2003)

                                                               Senior Vice President and
                                                                      Director of
                                                                Fixed-Income Process -
                                                               Conseco Capital Management
                                                               (June 1998 - August 2000)

                                                                  Managing Director -
                                                               NationsBanc Capital Markets
                                                               (February 1996 - June 1998)

                                                                       Principal              Number of               Other
          Name,               Position(s)                            Occupation(s)        Portfolios in Fund      Directorships
         Address               Held with       Length of Time           During             Complex Overseen          Held by
      and Birthdate             Fund(s)            Served            Past 5 Years             by Officer             Officer
------------------------------------------------------------------------------------------------------------------------------------
Officers (continued)
   Richelle S. Maestro        Senior Vice          4 Years      Ms. Maestro has served           107                   None
    2005 Market Street         President,                         in various executive
    Philadelphia, PA        General Counsel                           capacities
         19103               and Secretary                       at different times at
                                                                 Delaware Investments.
    November 26, 1957

    Michael P. Bishof         Senior Vice          7 Years       Mr. Bishof has served           107                   None
    2005 Market Street         President                         in various executive
     Philadelphia, PA        and Treasurer                            capacities
          19103                                                  at different times at
                                                                 Delaware Investments.
     August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager, distributor, accounting service provider and transfer agent.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.


The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                      This page intentionally left blank.

Delaware Investments
  FAMILY OF FUNDS


--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group                                    Fixed Income Group
Delaware American Services Fund                        Corporate and Government
Delaware Growth Opportunities Fund                     Delaware American Government Bond Fund
Delaware Select Growth Fund                            Delaware Corporate Bond Fund
Delaware Small Cap Growth Fund                         Delaware Delchester Fund
Delaware Technology and Innovation Fund                Delaware Diversified Income Fund
Delaware Trend Fund                                    Delaware Extended Duration Bond Fund
Delaware U.S. Growth Fund                              Delaware High-Yield Opportunities Fund
                                                       Delaware Limited-Term Government Fund
Value-Equity Group                                     Delaware Strategic Income Fund
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund                        Money Market
Delaware REIT Fund                                     Delaware Cash Reserve Fund
Delaware Small Cap Value Fund                          Delaware Tax-Free Money Fund

International Group                                    Municipal (National Tax-Exempt)
(DIAL-Delaware International Advisers Ltd.)            Delaware National High-Yield Municipal Bond Fund
Delaware Emerging Markets Fund                         Delaware Tax-Free Insured Fund
Delaware International Small Cap Value Fund            Delaware Tax-Free USA Fund
Delaware International Value Equity Fund               Delaware Tax-Free USA Intermediate Fund

Blend Mutual Funds                                     Municipal (State-Specific Tax-Exempt)
Delaware Balanced Fund                                 Delaware Tax-Free Arizona Fund
Delaware Core Equity Fund                              Delaware Tax-Free Arizona Insured Fund
Delaware Devon Fund                                    Delaware Tax-Free California Fund
Delaware Social Awareness Fund                         Delaware Tax-Free California Insured Fund
                                                       Delaware Tax-Free Colorado Fund
Structured Equity Products Group                       Delaware Tax-Free Florida Fund
Delaware Diversified Growth Fund                       Delaware Tax-Free Florida Insured Fund
Delaware Diversified Value Fund                        Delaware Tax-Free Idaho Fund
Delaware Group Foundation Funds                        Delaware Minnesota High-Yield Municipal Bond Fund
  Delaware Growth Allocation Portfolio                 Delaware Tax-Free Minnesota Fund
  Delaware Balanced Allocation Portfolio               Delaware Tax-Free Minnesota Insured Fund
  Delaware Income Allocation Portfolio                 Delaware Tax-Free Minnesota Intermediate Fund
                                                       Delaware Tax-Free Missouri Insured Fund
                                                       Delaware Tax-Free New York Fund
                                                       Delaware Tax-Free Oregon Insured Fund
                                                       Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Although the Fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that it will. The Fund is neither insured nor guaranteed by the U.S. government.

Board of Trustees                           Affiliated Officers                          Contact Information
Walter P. Babich                            Jude T. Driscoll                             Investment Manager
Board Chairman                              President and Chief Executive Officer        Delaware Management Company
Citadel Construction Corporation            Delaware Management Holdings, Inc.           Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                         International Affiliate
David K. Downes                             Richelle S. Maestro                          Delaware International Advisers Ltd.
President and Chief Executive Officer       Senior Vice President,                       London, England
Delaware Investments Family of Funds        General Counsel and Secretary
Philadelphia, PA                            Delaware Investments Family of Funds         National Distributor
                                            Philadelphia, PA                             Delaware Distributors, L.P.
John H. Durham                                                                           Philadelphia, PA
Private Investor                            Michael P. Bishof
Gwynedd Valley, PA                          Senior Vice President and Treasurer          Shareholder Servicing, Dividend
                                            Delaware Investments Family of Funds         Disbursing and Transfer Agent
John A. Fry                                 Philadelphia, PA                             Delaware Service Company, Inc.
President                                                                                2005 Market Street
Franklin & Marshall College                                                              Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                         For Shareholders
Anthony D. Knerr                                                                         800 523-1918
Managing Director
Anthony Knerr & Associates                                                               For Securities Dealers and Financial
New York, NY                                                                             Institutions Representatives Only
                                                                                         800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                    Web site
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN